15. Commitments and contingencies (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Contractual Obligation
Total	$ 11,112,059	$ 7,736,811
2014	7,779,407	4,744,117
2015	1,680,958	1,583,949
2016	1,516,681	1,273,732
2017 and Later	135,013	135,013
Notes payable
Contractual Obligation
Total	2,931,593	1,867,002
2014	2,931,593	1,867,002
2015		0
2016		0
2017 and Later		0
Deferred salary
Contractual Obligation
Total	838,476	571,328
2014	838,476	571,328
2015		0
2016		0
2017 and Later		0
Rent obligations
Contractual Obligation
Total	1,260,644	1,121,495
2014	677,737	878,546
2015	339,958	242,949
2016	242,949	0
2017 and Later		0
Accrued board fees
Contractual Obligation
Total	1,515,820
2014	1,515,820
2015
2016
2017 and Later
Employee contracts: other
Contractual Obligation
Total	3,931,156	156,358
2014	1,181,411	156,358
2015	1,341,000	0
2016	1,273,732	0
2017 and Later	135,013	0
Accrued interest
Contractual Obligation
Total	634,370	89,472
2014	634,370	89,472
2015		0
2016		0
2017 and Later		0
Employee Contracts
Contractual Obligation
Total		3,931,156
2014		1,181,411
2015		1,341,000
2016		1,273,732
2017 and Later		$ 135,013